As filed with the Securities and Exchange Commission on September 12, 2013
Securities Act File No. 333-180556

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq

Goodwin Proctor, LLP

Exchange Place

53 State Street

Boston, MA 02109

It is proposed that this filing will become effective immediately, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Classes A, B, C, I, O, R, and W of ING Corporate Leaders 100 Fund

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Index Plus LargeCap Fund, a series of ING Series Fund, Inc., with and into ING Corporate Leaders 100 Fund, a series of ING Series Fund, Inc., as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on May 9, 2012 (File No. 333-180556).

ING Series Fund, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant’s Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers.  In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires October 1, 2013.

Section XI.B of the Administrative Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant’s Registration Statement on Form N-1A (File No. 33-41694), provides for indemnification of the Administrator.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that:  (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.”  The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Pursuant to Indemnification Agreements between the Company and each Independent Director, the Company indemnifies each Independent Director against any liabilities resulting from the Independent Director’s serving in such capacity, provided that the Independent Director has not engaged in certain disabling conduct.

ITEM 16. EXHIBITS

1.              a.         Articles of Amendment and Restatement dated February 21, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

b.                        Articles of Amendment dated February 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

c.                         Articles of Amendment dated September 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

d.                        Articles of Amendment dated October 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

e.                         Articles of Amendment, effective February 17, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

f.                          Articles of Amendment, effective March 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

g.                         Articles of Amendment, effective August 14, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

h.                        Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund, effective October 6, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement filed on February 25, 2005 and incorporated herein by reference.

i.                            Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II, effective December 20, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement filed on February 25, 2005 and incorporated herein by reference.

j.                           Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund III, effective June 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on July 14, 2005 and incorporated herein by reference.

k.                        Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund IV, effective September 7, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 27, 2006 and incorporated herein by reference.

l.                            Articles of Amendment regarding name change of ING Index Plus Protection Fund, effective December 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on February 27, 2006 and incorporated herein by reference.

m.                    Articles Supplementary regarding ING 130/30 Large Cap Equity Fund (ING 130/30 Fundamental Research Fund) dated March 13, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

n.                        Articles of Amendment regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research Fund, effective March 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

o.                        Plan of Liquidation and Dissolution of Series for ING Classic Index Plus Fund, effective April 3, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

p.                        Articles of Amendment regarding name change of ING Strategic Allocation Balanced Fund to ING Strategic Allocation Moderate Fund and ING Strategic Allocation Income Fund to ING Strategic Allocation Conservative Fund, effective April 28, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

q.                        Articles of Amendment regarding dissolution of ING Classic Index Plus Fund, effective June 13, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Form N-1A Registration Statement on July 28, 2006 and incorporated herein by reference.

r.                           Articles of Amendment regarding name change of ING Equity Income Fund to ING Growth and Income Fund, effective August 14, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

s.                          Articles of Amendment regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund, effective February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

t.                           Articles of Amendment regarding name change of ING International Growth Fund to ING International Equity Fund, effective February 28, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

u.                        Articles of Amendment regarding dissolution of ING Growth Fund and ING International Equity Fund, effective January 7, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

v.                        Articles Supplementary regarding creation of ING Global Income Builder Fund and ING Tactical Asset Allocation Fund dated February 15, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 4, 2008 and incorporated herein by reference.

w.                      Articles Supplementary regarding creation of ING Corporate Leaders 100 Fund dated May 20, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

x.                        Articles of Amendment regarding name change of ING Global Income Builder Fund to ING Global Target Payment Fund, effective June 11, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on August 21, 2008 and incorporated herein by reference.

y.                        Articles Supplementary regarding creation of ING Alternative Beta Fund dated September 16, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A Registration Statement on October 21, 2008 and incorporated herein by reference.

z.                         Articles of Amendment regarding dissolution of ING Classic Principal Protection Fund I, effective October 13, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A Registration Statement on October 21, 2008 and incorporated herein by reference.

aa.                 Articles of Amendment regarding dissolution of ING Classic Principal Protection Fund II, effective December 31, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A Registration Statement on October 21, 2008 and incorporated herein by reference.

bb.                 Articles of Amendment regarding dissolution of ING Classic Principal Protection Fund III dated January 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A Registration Statement on October 21, 2008 and incorporated herein by reference.

cc.                   Articles of Amendment regarding dissolution of ING Classic Principal Protection Fund IV dated January 31, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A Registration Statement on October 21, 2008 and incorporated herein by reference.

dd.                 Articles Supplementary regarding creation of ING U.S. Government Money Market Fund dated October 15, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

ee.                   Plan of Liquidation and Dissolution of Series for ING 130/30 Fundamental Research Fund, effective February 9, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

ff.                     Articles of Amendment regarding dissolution of ING Global Science and Technology Fund dated March 2, 2009 ¬— Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

gg.                   Articles of Amendment regarding dissolution of 130/30 Fundamental Research Fund dated April 20, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

hh.                 Articles Supplementary regarding designation and classification of Class W shares of ING Growth and Income Fund and ING Small Company Fund dated June 3, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

ii.                         Articles of Amendment regarding name change of ING Growth and Income Fund to ING Core Equity Research Fund, effective April 30, 2010 — Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Form N-1A Registration Statement on July 26, 2010 and incorporated herein by reference.

jj.                       Articles of Amendment regarding name change of ING Strategic Allocation Conservative Fund to ING Capital Allocation Fund, effective August 21, 2010 — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

kk.                 Articles of Amendment regarding dissolution of ING Balanced Fund, ING Strategic Growth Fund, and ING Strategic Allocation Moderate Fund dated September 8, 2010 — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

ll.                         Articles of Amendment regarding dissolution of ING U.S. Government Money Market Fund dated January 6, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 24, 2011 and incorporated herein by reference.

mm.         Plan of Liquidation and Dissolution of Series with respect to Brokerage Cash Reserves effective January 25, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on July 26, 2011 and incorporated herein by reference.

nn.                 Articles of Amendment regarding re-designating Class C shares to Class L shares for ING Money Market Fund dated July 11, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on July 26, 2011 and incorporated herein by reference.

oo.                 Articles Supplementary regarding designation and classification of Class C shares of ING Money Market Fund; Class R shares of ING Alternative Beta Fund, ING Capital Allocation Fund, ING Core Equity Research Fund, ING Corporate Leaders 100 Fund, ING Global Target Payment Fund, ING Money Market Fund, and ING Small Company Fund; and Class W shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap Fund, and ING Money Market Fund dated July 11, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on July 26, 2011 and incorporated herein by reference.

pp.                 Articles Supplementary regarding designation and classification of Class W shares of ING Capital Allocation Fund dated July 29, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on September 29, 2011 and incorporated herein by reference.

qq.                 Plan of Liquidation and Dissolution of Series with respect to ING Tactical Asset Allocation Fund, effective December 15, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

rr.                       Articles Supplementary regarding the creation of ING Large Cap Growth Fund dated January 20, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

ss.                     Articles Supplementary regarding designation and classification of Class O shares of ING Corporate Leaders 100 Fund dated March 22, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 153 to the Registrant’s Form N-1A Registration Statement on March 23, 2012 and incorporated herein by reference.

tt.                       Articles of Amendment regarding name change of ING Index Plus MidCap Fund to ING SMID Cap Equity Fund, effective July 21, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 155 to the Registrant’s Form N-1A Registration Statement on July 27, 2012 and incorporated herein by reference.

uu.                 Articles of Amendment regarding dissolution of ING Index Plus LargeCap Fund and ING Index SmallCap Fund dated August 13, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 158 to the Registrant’s Form N-1A Registration Statement on September 27, 2012 and incorporated herein by reference.

vv.                 Plan of Liquidation and Dissolution of Series with respect to ING Alternative Beta Fund, effective October 12, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

ww.             Articles Supplementary regarding designation and classification of Class R6 shares of ING Large Cap Growth Fund and ING Small Company Fund dated May 7, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

xx.                 Form of Articles Supplementary regarding designation and classification of Class R6 shares of ING Core Equity Research Fund — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

2.              Second Amended and Restated By-Laws dated March 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

a.                        Amendment dated March 11, 2010 to the Second Amended and Restated By-Laws dated March 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Form N-1A Registration Statement on July 26, 2010 and incorporated herein by reference.

3.              Not Applicable.

4.              Agreement and Plan of Reorganization between ING Index Plus LargeCap Fund, a series of ING Series Fund, Inc., and ING Corporate Leaders 100 Fund, a series of ING Series Fund, Inc.— Attached as Appendix A to the Proxy Statement/Prospectus.

5.              Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

6.              a.         Amended and Restated Investment Management Agreement dated March 1, 2002, as amended on April 1, 2004, and as amended and restated on August 1, 2012 between ING Investments, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 158 to the Registrant’s Form N-1A Registration Statement on September 27, 2012 and incorporated herein by reference.

i.                  Amended Schedule A, effective June 12, 2013, to the Amended and Restated Investment Management Agreement between ING Series Fund, Inc. and ING Investments, LLC dated March 1, 2002, as amended on April 1, 2004 and as amended and restated on August 1, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

b.                        Form of Advisory Agreement dated May 7, 2013 between ING Investments, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

c.                         Amended and Restated Sub-Advisory Agreement dated March 1, 2002, as amended and restated on August 1, 2012 between ING Investments, LLC and ING Investment Management Co. LLC (formerly, ING Investment Management Co.) — Filed as an Exhibit to Post-Effective Amendment No. 158 to the Registrant’s Form N-1A Registration Statement on September 27, 2012 and incorporated herein by reference.

i.                  Amended Schedule A, effective May 1, 2013, to the Amended and Restated Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated March 1, 2002, as amended and restated on August 1, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

d.                        Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. dated October 22, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on December 17, 2008 and incorporated herein by reference.

e.                         Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated May 7, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

f.                          Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. effective March 1, 2002 as restated August 1, 2003 and amended and restated April 1, 2005, — Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement filed on July 14, 2005 and incorporated herein by reference.

i.                  First Amendment, effective September 30, 2010, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 24, 2011 and incorporated herein by reference.

ii.               Amended Schedule A dated June 12, 2013 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

iii.            Side Letter Agreement with respect to ING Large Cap Growth Fund between ING Investments, LLC and ING Series Fund, Inc. dated February 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

iv.           Side Letter Agreement with respect ING Capital Allocation Fund, ING Strategic Allocation Moderate Portfolio, ING Strategic Allocation Growth Portfolio, and ING Strategic Allocation Conservative Portfolio between ING Investments, LLC and ING Series Fund, Inc. dated May 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

v.              Side Letter Agreement with respect to ING SMID Cap Equity Fund (formerly, ING Index Plus MidCap Fund) between ING Investments, LLC and ING Series Fund, Inc. dated July 21, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 155 to the Registrant’s Form N-1A Registration Statement on July 27, 2012 and incorporated herein by reference.

vi.           Side Letter Agreement with respect to ING Core Equity Research Fund and ING Small Company Fund between ING Investments, LLC and ING Series Fund, Inc. dated October 1, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 158 to the Registrant’s Form N-1A Registration Statement on September 27, 2012 and incorporated herein by reference.

vii.        Second Amendment, effective January 1, 2013, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

g.                         Money Market Fund Expense Limitation Agreement with regard to ING Money Market Fund between ING Investments, LLC, ING Fund Distributor, LLC, and ING Series Fund, Inc. dated December 15, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

i.                  First Amendment, effective April 1, 2010, to the Money Market Fund Expense Limitation Agreement between ING Investments, LLC, ING Fund Distributor, LLC, and ING Series Fund, Inc. dated December 15, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Form N-1A Registration Statement on July 26, 2010 and incorporated herein by reference.

ii.               Amended Schedule A dated August 1, 2012 to the Money Market Fund Expense Limitation Agreement between ING Investments, LLC, ING Fund Distributor, LLC, and ING Series Fund, Inc. dated December 15, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

iii.            Amended Schedule A dated August 1, 2013 to the Money Market Fund Expense Limitation Agreement between ING Investments, LLC, ING Fund Distributor, LLC, and ING Series Fund, Inc. dated December 15, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

7.                        a.      Underwriting Agreement between ING Series Fund, Inc. and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule of Approvals dated March, 2013 to the Underwriting Agreement between ING Series Fund, Inc. and ING Investments Distributor, LLC dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

ii.               Substitution Agreement dated October 8, 2002 to the Underwriting Agreement between ING Series Fund, Inc. and ING Investments Distributor, LLC dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

b.              Master Selling Dealer Agreement — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000 and incorporated herein by reference.

8.                        Deferred Compensation Plan for Independent Directors, effective September 15, 2005, as amended November 22, 2010 — Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A on September 29, 2011 and incorporated herein by reference.

9.                        a.      Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

b.              Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

ii.               Amended Exhibit A dated March 28, 2013 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

c.               Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

ii.               Amendment effective October 1, 2011, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 153 to the Registrant’s Form N-1A Registration Statement on March 23, 2012 and incorporated herein by reference.

10.                 a.      Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule 1 dated December 12, 2012 to the Amended and Restated Distribution and Shareholder Services Plan (Class A shares) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

b.              Amended and Restated Distribution and Shareholder Services Plan (Class B shares) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule 1 dated December 12, 2012 to the Amended and Restated Distribution and Shareholder Services Plan (Class B shares) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

c.               Amended and Restated Distribution and Shareholder Services Plan (Class C shares) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule 1 dated February 29, 2012 to the Amended and Restated Distribution and Shareholder Services Plan (Class C shares) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

ii.               Amended Schedule 2, effective December 12, 2012, to the Amended and Restated Distribution and Shareholder Services Plan (Class C shares) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

iii.            Waiver Letter dated July 21, 2012 of fee payable with respect to the ING Corporate Leaders 100 Fund, to the Amended and Restated Distribution and Shareholder Services Plan (Class C) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 155 to the Registrant’s Form N-1A Registration Statement on July 27, 2012 and incorporated herein by reference.

d.              Amended and Restated Shareholder Services Plan (Class O shares), effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule 1 dated December 12, 2012 to the Amended and Restated Shareholder Service Plan (Class O shares) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

ii.               Waiver Letter dated August 1, 2013 of fee payable with respect to ING Money Market Fund under the Amended and Restated Shareholder Services Plan (Class O shares) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

e.               Shareholder Service and Distribution Plan (Class R shares) approved June 25, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule A dated December 12, 2012 to the Shareholder Service and Distribution Plan (Class R shares) dated June 25, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

f.                Shareholder Services Agreement (Class O shares) between ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) and ING Direct Securities, Inc. dated August 19, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

g.               Shareholder Services Agreement (Class O shares) between (ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) and ShareBuilder Securities Corporation dated June 4, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

h.              Fourth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 approved September 12, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

i.                  Amended Schedule A dated May 23, 2013 to the Fourth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 approved September 12, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

ii.               Amended Schedule B dated May 23, 2013 to the Fourth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 approved September 12, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant’s Form N-1A Registration Statement on July 25, 2013 and incorporated herein by reference.

11.                 Opinion and Consent of Counsel —Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement filed on April 4, 2012 and incorporated herein by reference.

12.                 Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herein.

13.                 a.      Amended and Restated Administration Agreement with respect to ING Money Market Fund between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 as amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

i.                  Amended Schedule A dated February 2009 to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 as amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

b.              Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 as amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

i.                  Amended Schedule A effective July 21, 2012 to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 as amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 155 to the Registrant’s Form N-1A Registration Statement on July 27, 2012 and incorporated herein by reference.

c.               Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC, and MBIA Insurance Corporation dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

i.                  First Amendment dated November 12, 2002 to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC, and MBIA Insurance Corporation dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

ii.               Second Amendment dated September 26, 2003 to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC, and MBIA Insurance Corporation March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

d.              Custodian Service and Monitoring Agreement among ING Series Fund, Inc., MBIA Insurance Corporation, and The Bank of New York dated June 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amendment dated September 30, 2003 to the Custodian Service and Monitoring Agreement among ING Series Fund, Inc., MBIA Insurance Corporation, and The Bank of New York dated June 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

ii.               Amended Schedule B dated dated September 2003 to the Custodian Service and Monitoring Agreement among ING Series Fund, Inc., MBIA Insurance Corporation, and The Bank of New York dated June 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

e.               Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

f.                Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

i.                  Amended Schedule A dated April 2007 to the Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on July 30, 2007 and incorporated herein by reference.

g.               Allocation Agreement (Directors & Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

i.                  Amended Schedule A dated April 2007 to the Allocation Agreement (Directors & Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

h.              Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York Mellon dated March 13, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

i.                  Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York Mellon dated June 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

ii.               Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York Mellon dated June 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

iii.            Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York Mellon dated November 3, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

i.                  Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement dated February 21, 2005 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

i.                  Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated April 28, 2006 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

ii.               Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 15, 2007 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement filed on February 26, 2009 and incorporated herein by reference.

iii.            Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

j.                 Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 8, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

i.                  Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated July 7, 2005 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 8, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on September 29, 2011 and incorporated herein by reference.

ii.               Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated April 28, 2006 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 8, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on September 29, 2011 and incorporated herein by reference.

iii.            Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 15, 2007 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 8, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on September 29, 2011 and incorporated herein by reference.

iv.           Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 8, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

k.              Sub-custodial Undertaking in Connection with Master Repurchase Agreement with Morgan Stanley & Co. Incorporated, State Street Bank and Trust Company and The Bank of New York Mellon dated January 30, 2003 ¬— Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

l.                  Fund Participation Agreement between Aetna Life Insurance and Annuity Company, ING Series Fund, Inc. (formerly, Aetna Series Fund, Inc.), and ING Investment Management Co. LLC dated January 30, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

i.                  First Amendment dated September 29, 2000 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, ING Series Fund, Inc., and ING Investment Management Co. LLC dated January 30, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on May 25, 2004 and incorporated herein by reference.

m.          Participation Agreement between Fidelity Rutland Square Trust and ING Series Fund, Inc. dated September 11, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

i.                  Amendment No. 1 dated February 27, 2009 to the Participation Agreement between Fidelity Rutland Square Trust and ING Series Fund, Inc. dated September 11, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

ii.               Amendment No. 2 dated October 19, 2010 to the Participation Agreement between Fidelity Rutland Square Trust and ING Series Fund, Inc. dated September 11, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement filed on August 4, 2011 and incorporated herein by reference.

iii.            Amendment No. 3 dated October 2, 2012 to the Participation Agreement between Fidelity Rutland Square Trust and ING Series Fund, Inc. dated September 11, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

n.              Transfer Agency Services Agreement between BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Series Fund, Inc. dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

i.                  Amendment to Transfer Agency Services Agreement, effective February 8, 2011, between BNY Mellon Investment Servicing (U.S.) Inc. and ING Series Fund, Inc. dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on July 26, 2011 and incorporated herein by reference.

ii.               Amended Exhibit A dated February 29, 2012 to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (U.S.) Inc. and ING Series Fund, Inc. dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

14.                 Not applicable.

15.                 Not applicable.

16.                 Powers of Attorney — Filed herein.

17.                 Not applicable.

ITEM 17. UNDERTAKINGS

1.              The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.              The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.              The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 12th day of September, 2013.

ING Series Fund, Inc.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	September 12, 2013

John V. Boyer*	Director	September 12, 2013

Patricia W. Chadwick*	Director	September 12, 2013

Albert E. DePrince, Jr.*	Director	September 12, 2013

Peter S. Drotch*	Director	September 12, 2013

J. Michael Earley*	Director	September 12, 2013

Martin J. Gavin*	Director	September 12, 2013

Russell H. Jones*	Director	September 12, 2013

Patrick W. Kenny*	Director	September 12, 2013

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	September 12, 2013

Joseph E. Obermeyer*	Director	September 12, 2013

Sheryl K. Pressler*	Director	September 12, 2013

Colleen D. Baldwin*	Director	September 12, 2013

Roger B. Vincent*	Director	September 12, 2013

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Director - Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences
(16)	Powers of Attorney